                       THE PAUL REVERE VARIABLE ANNUITY
                          CONTRACT ACCUMULATION FUND


                                 Annual Report

                               December 31, 1997



                                THE PAUL REVERE
                               VARIABLE ANNUITY
                               INSURANCE COMPANY

                           Worcester, Massachusetts

                             BOARD OF MANAGERS OF
                             THE ACCUMULATION FUND



                    Donald Boggs, Chairman
                    Gordon T. Miller, Vice Chairman
                    Aubrey K. Reid, Jr.
                    Joan Sadowsky
                    William J. Short







     This report and the financial statements attached are submitted for the general information of contract owners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer or sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.

TO OUR CONTRACT OWNERS AND PARTICIPANTS:

     The U.S. equity market finished 1997 on a positive note with the S&P 500 advancing 2.8% in the fourth quarter and 33.3% for the year, completing its strongest three calendar year advance on record. We are pleased to report that your diversified large cap growth equity portfolio outperformed the Russell 1000 Growth Index during the fourth quarter and for the full year. The accumulation unit values of the Qualified Fund and Non-Qualified Fund increased 31.7% and 30.1% respectively for the year.

     The portfolio's relative outperformance in the quarter can be attributed to strong stock selection and sector weightings in the Health Care, Retailing, and Financial Services sectors. The portfolio's significant overweightings in Retailing and Financial Services strongly contributed to relative performance in the quarter. Technology stocks, in general, dramatically underperformed the market in the fourth quarter, largely due to Asian Pacific business exposure.
At year-end, the portfolio's Technology weighting was at its lowest level in one year. Portfolio holdings in this sector continued to be skewed towards software companies, while minimizing those companies with revenue exposure in Asia, focusing on companies with strong secular growth opportunities.

     The domestic equity market's performance over the last several years has been little short of spectacular. While we are pleased with the market's past advances, we see more historically average years ahead. The fallout from Asia's problems, the increasing age of the current economic expansion, slowing profit growth, and the market's current high level of valuation relative to historical averages argue against above-average returns going forward. We will pursue companies within attractive sectors of the equity markets which are positioned to become leaders in their industries and therefore offer excellent long-term growth potential. Through close examination of company fundamentals, we will seek to provide strong relative performance in this challenging US economic environment.



                                  Sincerely,

                                  /s/ DONALD BOGGS
                                  -----------------------------
                                  Donald Boggs
                                  Chairman, Board of Managers
                                  The Paul Revere Variable Annuity Contract
                                  Accumulation Fund
                                  Senior Vice-President
                                  The Paul Revere Variable Annuity Insurance
                                    Company

                   [LOGO & LETTERTHEAD OF ERNST & YOUNG LLP]

                        REPORT OF INDEPENDENT AUDITORS



The Owners of Variable Annuity Contracts of The Paul Revere
Variable Annuity Insurance Company and the Board of
Managers of The Paul Revere Variable Annuity Contract
Accumulation Fund of The Paul Revere Variable Annuity
Insurance Company


We have audited the accompanying statements of assets and liabilities of The Paul Revere Variable Annuity Contract Accumulation Fund (comprising the Qualified and Non-qualified Portfolios) as of December 31, 1997 and 1996, including the schedule of investments as of December 31, 1997, and the related statements of operations and changes in net assets for each of the three years in the period ended December 31, 1997, and the supplementary information for each of the ten years in the period then ended. These financial statements and supplementary information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and supplementary information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 and 1996, by correspondence with the custodian and brokers.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of The Paul Revere Variable Annuity Contract Accumulation Fund at December 31, 1997 and 1996, the results of its operations and the changes in its net assets for each of the three years in the period ended December 31, 1997, and the supplementary information for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.



                                                            ERNST & YOUNG LLP


January 29, 1998

STATEMENTS OF ASSETS AND LIABILITIES


                                                                        For the years ended December 31,
                                                               1997          1996           1997            1996
                                                             Series Q      Series Q       Series N        Series N
                                                           (Qualified)   (Qualified)   (Non-Qualified  (Non-Qualified)
                                                           ------------  ------------  --------------  ---------------
ASSETS

Investments in securities at market value
(Cost: Series Q 1997 - $17,640,824, 1996 - $13,796,376)
(Cost: Series N 1997 - $ 4,742,855, 1996 - $ 3,738,252)
(see Schedule of Investments)                              $21,762,332   $17,610,584       $5,883,989      $4,763,593
Cash                                                             2,777       532,088          201,066         148,183
Dividends and interest receivable                               31,617        28,314            8,681           7,312
Receivable for investments sold                                 39,158        56,721           11,207           7,563
Due from The Paul Revere Variable Annuity
      Insurance Company                                              0             0                0          23,252
                                                           -----------   -----------       ----------      ----------
       Total assets                                         21,835,884    18,227,707        6,104,943       4,949,903
                                                           -----------   -----------       ----------      ----------

LIABILITIES

Surrenders payable                                             150,875         6,566           29,098               0
Payable for investments purchased                              160,152        11,612           43,845           5,806
Payable to The Paul Revere Variable Annuity
     Insurance Company                                          28,991       112,172            8,458               0
Other                                                           29,618        27,245            6,266           4,291
                                                           -----------   -----------       ----------      ----------
         Total liabilities                                     369,636       157,595           87,667          10,097
                                                           -----------   -----------       ----------      ----------

TOTAL NET ASSETS                                           $21,466,248   $18,070,112       $6,017,276      $4,939,806
                                                           ===========   ===========       ==========      ==========

CONTRACT OWNERS' EQUITY

Deferred contracts terminable by owner                     $17,565,862   $14,863,418       $4,156,586      $3,400,213
Currently payable contracts                                  3,900,386     3,206,694        1,860,690       1,539,593
                                                           -----------   -----------       ----------      ----------
         Total net assets                                  $21,466,248   $18,070,112       $6,017,276      $4,939,806
                                                           ===========   ===========       ==========      ==========

ACCUMULATION UNITS OUTSTANDING                               1,887,352     2,093,030          529,795         565,935
                                                           ===========   ===========       ==========      ==========

NET ASSET VALUE PER ACCUMULATION UNIT                          $11.374        $8.633          $11.358          $8.729
                                                           ===========   ===========       ==========      ==========

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          For the years ended December 31,
                                                                       1997             1996             1995
                                                                     Series Q         Series Q         Series Q
                                                                    (Qualified)      (Qualified)      (Qualified)
                                                                  ---------------  ---------------  ---------------
INCREASE IN NET ASSETS

Operations:
Net investment income                                                $    34,747     $     52,342      $   129,286
Net realized gain on investments (unaffiliated companies)              5,091,490        8,351,181        4,293,754
Net increase (decrease) in unrealized appreciation of
 investments (unaffiliated companies)                                    307,210       (4,309,054)       5,138,033
                                                                  --------------   --------------   --------------
   Increase in net assets from operations                              5,433,447        4,094,469        9,561,073
Contract receipts:
Gross purchase payments received                                          47,982          106,019          653,977
Deductions from purchase payments                                          2,060            3,892            3,969
                                                                  --------------   --------------   --------------
   Net purchase payments received                                         45,922          102,127          650,008
Payments to contract owners:
Annuity payments to contract owners                                      378,254          304,504          260,591
Terminations and withdrawals to contract owners                        1,783,911       24,628,563        1,128,000
                                                                  --------------   --------------   --------------
   Total payments to contract owners                                   2,162,165       24,933,067        1,388,591
                                                                  --------------   --------------   --------------
   Net contract payments to contract owners                           (2,116,243)     (24,830,940)        (738,583)
Other additions                                                           78,932           31,550          128,917
                                                                  --------------   --------------   --------------
   Total increase (decrease) in net assets                             3,396,136      (20,704,921)       8,951,407

NET ASSETS
Beginning of year                                                     18,070,112       38,775,033       29,823,626
                                                                  --------------   --------------   --------------
End of year                                                          $21,466,248     $ 18,070,112      $38,775,033
                                                                  ==============   ==============   ==============

                                                                          For the years ended December 31,
                                                                       1997             1996             1995
                                                                     Series N         Series N         Series N
                                                                  (Non-Qualified)  (Non-Qualified)  (Non-Qualified)
                                                                  --------------   --------------   --------------
INCREASE IN NET ASSETS

Operations:
Net investment income (loss)                                         $   (17,250)    $      1,718      $     4,785
Net realized gain on investments (unaffiliated companies)              1,359,361          718,025          465,264
Net increase in unrealized appreciation of investments
     (unaffiliated companies)                                            115,793          118,379          581,843
                                                                  --------------   --------------   --------------
   Increase in net assets from operations                              1,457,904          838,122        1,051,892
Contract receipts:
Gross purchase payments received                                           9,995            8,707            7,770
Deductions from purchase payments                                            647              542              483
                                                                  --------------   --------------   --------------
   Net purchase payments received                                          9,348            8,165            7,287
Payments to contract owners:
Annuity payments to contract owners                                      198,891          170,686          142,452
Terminations and withdrawals to contract owners                          254,751           58,037           43,041
                                                                  --------------   --------------   --------------
   Total payments to contract owners                                     453,642          228,723          185,493
                                                                  --------------   --------------   --------------
   Net contract payments to contract owners                             (444,294)        (220,558)        (178,206)
Other additions                                                           63,860           60,821           71,953
                                                                  --------------   --------------   --------------
   Total increase in net assets                                        1,077,470          678,385          945,639

NET ASSETS
Beginning of year                                                      4,939,806        4,261,421        3,315,782
                                                                  --------------   --------------   --------------
End of year                                                          $ 6,017,276     $  4,939,806      $ 4,261,421
                                                                  ==============   ==============   ==============

                See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

                                                                          For the years ended December 31,
                                                                       1997             1996             1995
                                                                     Series Q         Series Q         Series Q
                                                                    (Qualified)      (Qualified)      (Qualified)
                                                                  ---------------  ---------------  ---------------
INVESTMENT INCOME

Income (unaffiliated companies):
    Dividends                                                         $  211,880      $   336,996       $  529,196
    Interest                                                             138,669           62,320          128,928
                                                                      ----------      -----------       ----------
       Total income                                                      350,549          399,316          658,124

Expenses:
    Mortality and expense risk fees                                      202,101          222,849          344,159
    Investment management and advisory service fees                      101,051          111,425          172,079
    Professional services                                                 12,650           12,700           12,600
                                                                      ----------      -----------       ----------
       Total expenses                                                    315,802          346,974          528,838
                                                                      ----------      -----------       ----------

Net investment income                                                     34,747           52,342          129,286

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments sold (unaffiliated companies)         5,091,490        8,351,181        4,293,754
Net increase (decrease) in unrealized appreciation of
 investments (unaffiliated companies)                                    307,210       (4,309,054)       5,138,033
                                                                      ----------      -----------       ----------
Net realized and unrealized gain on investments                        5,398,700        4,042,127        9,431,787
                                                                      ----------      -----------       ----------
Increase in net assets from operations                                $5,433,447      $ 4,094,469       $9,561,073
                                                                      ==========      ===========       ==========

                                                                          For the years ended December 31,
                                                                       1997             1996             1995
                                                                     Series N         Series N         Series N
                                                                  (Non-Qualified)  (Non-Qualified)  (Non-Qualified)
                                                                  --------------   --------------   --------------
INVESTMENT INCOME

Income (unaffiliated companies):
    Dividends                                                         $   57,959      $    67,817       $   59,172
    Interest                                                              16,943           10,620           10,119
                                                                      ----------      -----------       ----------
       Total income                                                       74,902           78,437           69,291

Expenses:
    Mortality and expense risk fees                                       56,375           46,066           37,964
    Investment management and advisory service fees                       28,187           23,033           18,982
    Professional services                                                  7,590            7,620            7,560
                                                                      ----------      -----------       ----------
       Total expenses                                                     92,152           76,719           64,506
                                                                      ----------      -----------       ----------

Net investment income (loss)                                             (17,250)           1,718            4,785

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments sold (unaffiliated companies)         1,359,361          718,025          465,264
Net increase in unrealized appreciation of investments
    (unaffiliated companies)                                             115,793          118,379          581,843
                                                                      ----------      -----------       ----------
Net realized and unrealized gain on investments                        1,475,154          836,404        1,047,108
                                                                      ----------      -----------       ----------
Increase in net assets from operations                                $1,457,904      $   838,122       $1,051,892
                                                                      ==========      ===========       ==========

                See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997


                                                  SERIES Q (QUALIFIED)                              SERIES N (NON-QUALIFIED)
                                                  --------------------                              -----------------------
SECURITIES OF                          NUMBER                                 % OF        NUMBER                             % OF
UNAFFILIATED COMPANIES                   OF                    MARKET         NET           OF                   MARKET      NET
                                       SHARES    COST (A)       VALUE        ASSETS       SHARES    COST (A)     VALUE      ASSETS
                                       ------    --------      ------        ------       ------    --------     -----      ------
COMMON STOCKS

AEROSPACE
     AlliedSignal Inc.                  2,300  $   50,965    $   89,270        0.4%         600     $ 14,175     $  23,288    0.4%
                                               ----------    ----------                             --------     ---------

BANKS AND CREDIT COMPANIES
     Bank of Boston Corp.               1,300     117,145       122,119                     400       36,045        37,575
     Comerica Inc.                      2,500      94,844       225,625                     700       26,127        63,175
     Crestar Financial Corp.            3,400      91,095       193,800                     800       21,483        45,600
     Northern Trust Corp.               3,800      76,257       265,050                   1,100       29,317        76,725
     Norwest Corp.                      4,800      72,510       186,000                   1,200       15,494        46,500
                                               ----------    ----------                             --------     ---------
                                                  451,851       992,594        4.6%                  128,466       269,575    4.5%
                                               ----------    ----------                             --------     ---------

BUSINESS SERVICES
     Danka Business Systems ADR         6,900     219,135       109,972                   1,800       58,275        28,688
     IKON Office Solutions, Inc.        2,500      85,148        70,313                     800       27,070        22,500
                                               ----------    ----------                             --------     ---------
                                                  304,283       180,285        0.8%                   85,345        51,188    0.8%
                                               ----------    ----------                             --------     ---------

CHEMICALS
     Air Products & Chemicals, Inc.     2,500     176,129       205,625        1.0%         700       49,147        57,575    1.0%
                                               ----------    ----------                             --------     ---------

COMPUTER SOFTWARE-PC
     First Data Corp.                   3,805     126,303       111,296                   1,100       36,844        32,175
(b)  Computer Sciences Corporation      3,200     224,227       267,200                     950       66,644        79,325
(b)  Microsoft Corp.                    1,500     196,375       193,875                     400       52,025        51,700
                                               ----------    ----------                             --------     ---------
                                                  546,905       572,371        2.7%                  155,513       163,200    2.7%
                                               ----------    ----------                             --------     ---------

COMPUTER SOFTWARE-SYSTEMS
(b)  BMC Software, Inc.                 4,400     226,639       288,750                   1,200       74,727        78,750
(b)  Cadence Design Systems, Inc.       3,370      80,190        82,565                     920       21,950        22,540
     Compaq Computer Corp.              2,700     170,880       152,550                     750       47,471        42,375
     Computer Assoc. Intl. Inc.         7,050     191,407       373,650                   1,950       53,243       103,350
(b)  Compuware Corporation              8,000     157,004       256,000                   2,300       45,697        73,600
     HBO & Company                      3,700     132,860       177,600                   1,000       33,091        48,000
(b)  Oracle Corp.                       6,300     155,314       140,572                   1,737       41,833        38,758
                                               ----------    ----------                             --------     ---------
                                                1,114,294     1,471,687        6.9%                  318,012       407,373    6.8%
                                               ----------    ----------                             --------     ---------

CONSUMER GOODS & SERVICES
     Browning-Ferris Industries, Inc.   3,900     118,906       144,300                   1,100       33,539        40,700
(b)  Cendant Corporation               15,000     405,157       515,625                   4,100      110,697       140,937
     Clorox Company                     2,500     168,888       198,437                     700       47,288        55,563
     Gillette Co.                       2,200     176,971       220,964                     600       47,500        60,263
     Kimberly-Clark Corporation         4,600     228,010       226,840                   1,300       64,516        64,107
     Newell Company                     4,200     158,594       178,500                   1,200       45,586        51,000
     Philip Morris Cos. Inc.           12,100     482,985       547,525                   3,400      136,210       153,850
     Procter & Gamble Co.               2,800     122,582       223,476                     800       34,162        63,850
     RJR Nabisco Holdings Corp.         4,800     168,518       180,000                   1,300       45,632        48,750
     Service Corporation International  5,800     191,097       213,150                   1,600       53,005        58,800
     Tyco Intl. Ltd.                   23,396     564,349     1,054,294                   6,390      152,010       287,953
     Wal-Mart Stores, Inc.              3,200     101,392       126,202                     900       28,517        35,494
                                               ----------    ----------                             --------     ---------
                                                2,887,449     3,829,313       17.8%                  798,662     1,061,267   17.6%
                                               ----------    ----------                             --------    ----------

ELECTRICAL EQUIPMENT
     General Electric Co.               7,700     391,214       564,988        2.6%       2,100      106,995       154,088    2.6%
                                               ----------    ----------                             --------     ---------

ELECTRONICS
(b)  Altera Corporation                 1,700      86,039        56,312                     500       25,344        16,563
(b)  Analog Devices, Inc.               1,600      51,501        44,301                     400       13,016        11,075
(b)  Imation Corp.                        150      25,976         2,400
     Intel Corp.                        2,900     208,394       203,725                     800       57,439        56,200
                                               ----------    ----------                             --------     ---------
                                                  371,910       306,738        1.4%                   95,799        83,838    1.4%
                                               ----------    ----------                             --------     ---------

                See accompanying notes to financial statements.

December 31, 1997


                                                   SERIES Q (QUALIFIED)                          SERIES N (NON-QUALIFIED)
                                                   --------------------                          ------------------------
                                            NUMBER                                % OF      NUMBER                           % OF
                                              OF                      MARKET      NET         OF                   MARKET    NET
                                            SHARES     COST (A)        VALUE     ASSETS     SHARES    COST (A)     VALUE    ASSETS
                                           --------   ---------       -------   --------   --------  ---------    -------- --------
ENERGY
    British Petroleum Company                 1,300  $  114,414    $  103,594                  400    $ 34,989     $ 31,875
    Diamond Offshore Drilling, Inc.           1,400      66,561        67,375                  400      19,017       19,250
    Halliburton Company                       1,500      61,256        77,813                  400      16,335       20,750
(b) Noble Drilling Corporation                4,400     131,412       134,750                1,200      35,919       36,750
                                                     ----------    ----------                         --------     --------
                                                        373,643       383,532      1.8%                106,260      108,625    1.8%
                                                     ----------    ----------                         --------     --------

ENTERTAINMENT
    Carnival Corporation                        700      33,554        38,762                  200       9,587       11,075
(b) Clear Channel Communications, Inc.        1,900     121,067       150,932                  500      31,961       39,719
(b) Mirage Resorts, Inc.                      6,700     146,586       152,425                1,900      41,564       43,225
    Royal Caribbean Cruises LTD               2,900     134,958       154,608                  800      37,209       42,650
(b) Viacom, Inc. Class B                      4,100     139,726       169,896                1,100      41,531       45,582
                                                     ----------    ----------                         --------     --------
                                                        575,891       666,623      3.1%                161,852      182,251    3.0%
                                                     ----------    ----------                         --------     --------

FINANCIAL INSTITUTIONS
    American Express Company                  2,100     151,851       187,425                  600      43,386       53,550
    Compass Bancshares, Inc.                  2,900     117,415       126,875                  800      32,386       35,000
    Fannie Mae                                6,600     284,363       376,616                1,800      77,538      102,713
    Fleet Financial Group, Inc.               1,200      84,450        90,150                  300      21,112       22,538
    Household International, Inc.               400      33,559        51,050                  100       8,390       12,763
    Merrill Lynch & Co.                       2,000     143,687       145,876                  500      35,922       36,469
    Morgan Stanley, Dean Witter,
     Discover and Co.                         1,500      79,211        88,688                  400      21,123       23,650
    U. S. Bancorp                             1,900     118,564       212,682                  500      31,201       55,969
    Union Planters Corporation                2,000     116,584       135,750                  500      29,146       33,937
    Wells Fargo & Company                       400     119,110       135,775                  100      30,034       33,944
                                                     ----------    ----------                         --------     --------
                                                      1,248,794     1,550,887      7.2%                330,238      410,533    6.8%
                                                     ----------    ----------                         --------     --------

FOOD & BEVERAGE PRODUCTS
    Dean Foods Company                        1,600      79,521        95,600                  400      19,880       23,900
    Flowers Industries, Inc.                  3,700      76,626        76,083                1,000      20,710       20,563
    Hershey Foods Corp.                       1,200      51,222        74,326                  300      12,806       18,581
    McCormick & Co.                           6,000     157,602       168,000                1,700      44,708       47,600
    PepsiCo Inc.                              5,900     212,800       213,875                1,600      57,802       58,000
    Ralston-Purina Group                      1,800     136,621       167,288                  500      38,935       46,469
(b) Robert Mondavi Corporation                1,600      79,892        78,000                  500      24,625       24,375
    Tootsie Roll Industries, Inc.             1,500      87,840        93,750                  400      23,424       25,000
    Wrigley (WM) Jr. Co.                      2,100     132,000       167,082                  600      37,460       47,738
                                                     ----------    ----------                         --------     --------
                                                      1,014,124     1,134,004      5.3%                280,350      312,226    5.2%
                                                     ----------    ----------                         --------     --------

INSURANCE
    Allstate Corporation                      3,000     250,752       271,500                  800      66,738       72,400
    Chubb Corp.                               3,300     195,740       249,562                  900      52,976       68,062
    Conseco Inc.                              5,700     248,833       258,997                1,600      69,840       72,701
    The Hartford Financial                      700      44,543        65,494                  200      12,726       18,713
     Services Group Inc.
    Lincoln National Corp.                    4,000     287,998       312,500                1,100      78,668       85,937
    Progressive Corporation                   1,000     110,596       119,875                  300      33,179       35,963
    Reliastar Financial                       1,100      42,826        45,307                  300      11,662       12,356
     Corporation
    Torchmark Corporation                     2,600     104,260       109,689                  700      28,063       29,532
    Travelers Group Inc.                      2,400      60,292       129,300                  750      17,666       40,406
                                                     ----------    ----------                         --------     --------
                                                      1,345,840     1,562,224      7.3%                371,518      436,070    7.2%
                                                     ----------    ----------                         --------     --------

MEDICAL & HEALTH PRODUCTS
    American Home Products Corp.              2,100     159,271       160,650                  600      45,506       45,900
(b) AmeriSource Health Corp.                  3,100     147,260       180,575                  900      42,875       52,425
    Bristol-Myers Squibb Co.                  5,800     345,283       548,825                1,600      96,420      151,400
(b) Elan Corp. ADS                            2,600      68,860       133,089                  700      18,567       35,832
    Lilly (Eli) Co.                           4,000     138,864       278,510                1,200      40,227       83,550
    McKesson Corp.                              900      65,525        97,537                  200      14,641       21,675


                See accompanying notes to financial statements.

DECEMBER 31, 1997


                                                                       SERIES Q (QUALIFIED)
                                                                       --------------------
                                                      NUMBER                                            % OF
                                                        OF                            MARKET            NET
                                                      SHARES           COST (A)        VALUE           ASSETS
                                                     ---------        ---------       ------           ------
MEDICAL & HEALTH PRODUCTS (CONT.)
    Mentor Corporation                                   3,300     $   116,325       $   120,450
    Pfizer Inc.                                          5,600         301,133           417,553
    Schering Plough Corp.                                5,000         144,098           310,625
    Warner-Lambert Company                                 900         115,563           111,769
                                                                   -----------       -----------
                                                                     1,602,182         2,359,583          11.0%
                                                                   -----------       -----------

MEDICAL & HEALTH TECH. SERVICES
(b) Boston Scientific Corp.                              1,600          82,869            73,400
    Cardinal Health, Inc.                                1,700         114,357           127,712
(b) HEALTHSOUTH Corp.                                    8,900         171,714           246,975
    Medtronic Inc.                                       2,000          97,966           105,000
    Shared Medical Systems Corp.                         2,100         127,424           138,600
(b) St. Jude MedicaL Inc.                                2,350          85,706            71,675
(b) Tenet Healthcare Corp.                               6,700         212,670           221,938
    United Heathcare Corp.                               6,700         325,660           332,910
                                                                   -----------       -----------
                                                                     1,218,366         1,318,210           6.1%
                                                                   -----------       -----------

PRINTING & PUBLISHING
    McGraw-Hill Cos, Inc.                                                                                  0.0%


RAILROAD
    Burlington Northern Santa Fe Corp.                   1,000          85,051            92,938           0.4%
                                                                   -----------       -----------

STORES
(b) BJ's Wholesale Club, Inc.                            4,400         132,131           138,050
    CVS Corporation                                      4,000         188,296           256,252
(b) Fred Meyer, Inc.                                     8,400         239,624           305,550
    Home Depot, Inc.                                     3,700         197,636           217,837
(b) Kroger Company                                       4,000         137,736           147,000
(b) Office Depot, Inc.                                  13,800         242,615           330,344
    Rite Aid Corp.                                      11,550         466,699           678,563
                                                                   -----------       -----------
                                                                     1,604,737         2,073,596           9.7%
                                                                   -----------       -----------

SUPERMARKETS
(b) Safeway Inc.                                         5,000         294,062           316,250           1.5%
                                                                   -----------       -----------

TELECOMMUNICATIONS
    Alcatel Alsthom                                      7,400         204,016           187,316
    AT&T Corp.                                           4,600         271,819           282,040
(b) Bay Networks Inc.                                    5,200         162,154           133,250
(b) Cisco Systems Inc.                                   3,850         179,397           214,638
    MCI Communications Corp.                             6,000         251,242           256,878
                                                                   -----------       -----------
                                                                     1,068,628         1,074,122           5.0%
                                                                   -----------       -----------

UTILITIES-ELECTRIC
(b) AES Corporation                                      2,800         119,523           130,550           0.6%
                                                                   -----------       -----------

    TOTAL COMMON STOCKS                                418,721      16,845,841        20,875,390          97.2%
                                                                   -----------       -----------


PREFERRED STOCKS
CHEMICALS
    Airtouch Communications Inc.
          6.00% Class B.                                 2,684          69,122            95,617
          4.25% Class C.                                 1,788          46,040           111,415
                                                                   -----------       -----------

    TOTAL PREFERRED STOCKS                               4,472         115,162           207,032           1.0%
                                                                   -----------       -----------

    TOTAL STOCKS                                       423,193      16,961,003        21,082,422          98.2%
                                                                   -----------       -----------


                                                                        SERIES N (NON-QUALIFIED)
                                                                        -----------------------
                                                        NUMBER                                           % OF
                                                          OF                             MARKET           NET
                                                        SHARES       COST (A)            VALUE          ASSETS
                                                        ------       --------            -----          ------
MEDICAL & HEALTH PRODUCTS (CONT.)                          900         31,725         $   32,850
    Mentor Corporation                                   1,600         81,757            119,301
    Pfizer Inc.                                          1,400         38,476             86,975
    Schering Plough Corp.                                  300         38,718             37,256
    Warner-Lambert Company                                         ----------         ----------
                                                                      448,912            667,164          11.1%
                                                                   ----------         ----------


MEDICAL & HEALTH TECH. SERVICES                            450         23,108             20,644
(b) Boston Scientific Corp.                                500         33,433             37,563
    Cardinal Health, Inc.                                2,400         46,310             66,600
(b) HEALTHSOUTH Corp.                                      600         29,390             31,500
    Medtronic Inc.                                         600         36,346             39,600
    Shared Medical Systems Corp.                           800         29,047             24,400
(b) St. Jude Medical Inc.                                1,900         60,288             62,937
(b) Tenet Healthcare Corp.                               1,900         91,179             94,407
    United Heathcare Corp.                                         ----------         ----------
                                                                      349,101            377,651           6.3%
                                                                   ----------         ----------


PRINTING & PUBLISHING                                      600         23,162             44,400           0.7%
    McGraw-Hill Cos, Inc.                                          ----------         ----------


RAILROAD                                                   300         25,440             27,881           0.5%
     Burlington Northern Santa Fe Corp.                            ----------         ----------


STORES                                                   1,200         36,000             37,650
(b) BJ's Wholesale Club, Inc.                            1,100         54,158             70,469
    CVS Corporation                                      2,400         69,083             87,300
(b) Fred Meyer, Inc.                                     1,000         53,415             58,875
    Home Depot, Inc.                                     1,100         37,875             40,425
(b) Kroger Company                                       3,800         66,841             90,964
(b) Office Depot, Inc.                                   3,250        132,635            190,938
    Rite Aid Corp.                                                 ----------         ----------
                                                                      450,007            576,621           9.6%
                                                                   ----------         ----------


SUPERMARKETS                                             1,400         82,679             88,550           1.5%
(b) Safeway Inc.                                                   ----------         ----------


TELECOMMUNICATIONS                                       2,000         55,212             50,626
    Alcatel Alsthom                                      1,300         76,819             79,707
    AT&T Corp.                                           1,400         43,624             35,875
(b) Bay Networks Inc.                                    1,075         58,573             59,931
(b) Cisco Systems Inc.                                   1,700         71,388             72,782
    MCI Communications Corp.                                       ----------         ----------
                                                                      305,616            298,921           5.0%
                                                                   ----------         ----------


UTILITIES-ELECTRIC                                         800         34,149             37,300           0.6%
(b) AES Corporation                                                ----------         ----------

                                                       116,722      4,721,398          5,839,585          97.1%
    TOTAL COMMON STOCKS                                            ----------         ----------



PREFERRED STOCKS
CHEMICALS
   Airtouch Communications Inc.                            587         13,066             20,912
          6.00% Class B.                                   377          8,391             23,492
          4.25% Class C.                                           ----------         ----------

                                                           964         21,457             44,404           0.7%
    TOTAL PREFERRED STOCKS                                         ----------         ----------

                                                       117,686      4,742,855          5,883,989          97.8%
    TOTAL STOCKS                                                   ----------         ----------


                See accompanying notes to financial statements

DECEMBER 31, 1997


                                                 SERIES Q (QUALIFIED)                          SERIES N (NON-QUALIFIED)
                                                 --------------------                          -----------------------
                                    NUMBER                                 % OF     NUMBER                              % OF
                                      OF                      MARKET       NET       OF                     MARKET       NET
                                    SHARES     COST (A)       VALUE       ASSETS    SHARES     COST (A)      VALUE     ASSETS
                                    ------     --------       ------      ------    ------     -------      ------     ------
SHORT TERM INVESTMENTS
   Federal Home Loan Bond
    4.75% due January 2, 1998                $   679,821     $   679,910     3.2%
                                            ------------    ------------

   Total investments in securities
    of unaffiliated companies                $17,640,824     $21,762,332   101.4%            $4,742,855    $5,883,989   97.8%
                                            ============    ------------                     ==========    ----------

CASH AND RECEIVABLES
   LESS LIABILITIES                                             (296,084)   -1.4%                             133,287    2.2%
                                                            ------------                                   ----------

      Total net assets                                       $21,466,248   100.0%                          $6,017,276  100.0%
                                                            ============                                   ==========

(A)  Effective cost for federal income tax purposes.

(B)  Non-income producing security.

                 See accompanying notes to financial statements.

SUPPLEMENTAL INFORMATION
SELECTED PER UNIT DATA AND RATIOS


                                                                                          YEAR ENDED DECEMBER 31,
                                                                          1997        1996         1995        1994        1993
                                                                        --------    --------     --------    --------    --------

PER UNIT DATA (A)
SERIES Q (QUALIFIED)

Investment income                                                       $ 0.177      $0.153       $0.119      $ 0.081      $ 0.054
Expenses                                                                  0.159       0.133        0.096        0.073        0.079

                                                                        -------      ------       ------      -------      -------



Net investment income (loss)                                              0.018       0.020        0.023        0.008       (0.025)
Net realized and unrealized gains (losses) from securities                2.723       1.551        1.711       (0.020)       0.291

                                                                        -------      ------       ------      -------      -------



Net increase (decrease) in net asset value                                2.741       1.571        1.734       (0.012)       0.266

Accumulation unit net asset value:

   Beginning of year                                                      8.633       7.062        5.328        5.340        5.074

                                                                        -------      ------       ------      -------      -------

   End of year                                                          $11.374      $8.633       $7.062      $ 5.328      $ 5.340

                                                                        =======      ======       ======      =======      =======





SERIES N (NON-QUALIFIED)



Investment income                                                       $ 0.135      $0.137       $0.117      $ 0.099      $ 0.055

Expenses                                                                  0.166       0.134        0.109        0.102        0.092

                                                                        -------      ------       ------      -------      -------



Net investment income (loss)                                             (0.031       0.003        0.008       (0.003)      (0.037)
Net realized and unrealized gains (losses) from securities                2.660       1.459        1.769       (0.023)       0.318

                                                                        -------      ------       ------      -------      -------



Net increase (decrease) in net asset value                                2.629       1.462        1.777       (0.026)       0.281

Accumulation unit net asset value:

   Beginning of year                                                      8.729       7.267        5.490        5.516        5.235

                                                                        -------      ------       ------      -------      -------

   End of year                                                          $11.358      $8.729       $7.267      $ 5.490      $ 5.516

                                                                        =======      ======       ======      =======      =======

(A) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

                                                                                      YEAR ENDED DECEMBER 31,
                                                                           1997      1996      1995      1994      1993

                                                                         ------    ------    ------    ------    ------

RATIOS

SERIES Q (QUALIFIED)



Operating expenses to average accumulation fund balance                    1.59%     1.57%     1.55%     1.55%     1.56%

Net investment income to average accumulation fund balance                 0.18%     0.24%     0.38%     0.17%    (0.50%)

Portfolio turnover rate                                                     130%       78%       64%       64%       59%

Accumulation units outstanding at the end of the period

 (in thousands)                                                           1,887     2,093     5,491     5,597     5,700



SERIES N (NON-QUALIFIED)



Operating expenses to average accumulation fund balance                    1.67%     1.69%     1.71%     1.73%     1.73%

Net investment income to average accumulation fund balance                (0.31%)    0.04%     0.13%    (0.05%)   (0.69%)

Portfolio turnover rate                                                     139%       94%       67%       62%       62%

Accumulation units outstanding at the end of the period

 (in thousands)                                                             530       566       586       604       640




                See accompanying notes to financial statements.

SUPPLEMENTAL INFORMATION
SELECTED PER UNIT DATA AND RATIOS (CONTINUED)


                                                                                   YEAR ENDED DECEMBER 31,
                                                                 1992           1991          1990         1989          1988
                                                                 ----           ----          ----         ----          ----
PER UNIT DATA (A)
SERIES Q (QUALIFIED)

Investment income                                              $ 0.068         $0.093       $ 0.116       $0.122        $0.078
Expenses                                                         0.076          0.066         0.055        0.051         0.041
                                                               -------         ------       -------       ------        ------

Net investment income (loss)                                    (0.008)         0.027         0.061        0.071         0.037
Net realized and unrealized gains (losses) from securities       0.159          1.295        (0.107)       0.928         0.194
                                                               -------         ------       -------       ------        ------

Net increase (decrease) in net asset value                       0.151          1.322        (0.046)       0.999         0.231
Accumulation unit net asset value:
      Beginning of year                                          4.923          3.601         3.647        2.648         2.417
                                                               -------         ------       -------       ------        ------
      End of year                                              $ 5.074         $4.923       $ 3.601       $3.647        $2.648
                                                               =======         ======       =======       ======        ======


SERIES N (NON-QUALIFIED)

Investment income                                              $ 0.071         $0.085       $ 0.111       $0.104        $0.070
Expenses                                                         0.094          0.076         0.072        0.059         0.047
                                                               -------         ------       -------       ------        ------

Net investment income (loss)                                    (0.023)         0.009         0.039        0.045         0.023
Net realized and unrealized gains (losses) from securities       0.194          1.361        (0.102)       1.002         0.201
                                                               -------         ------       -------       ------        ------

Net increase (decrease) in net asset value                       0.171          1.370        (0.063)       1.047         0.224
Accumulation unit net asset value:
      Beginning of year                                          5.064          3.694         3.757        2.710         2.486
                                                               -------         ------       -------       ------        ------
      End of year                                              $ 5.235         $5.064       $ 3.694       $3.757        $2.710
                                                               =======         ======       =======       ======        ======

(A) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

                                                                                     YEAR ENDED DECEMBER 31,
                                                                 1992           1991          1990         1989          1988
                                                                 ----           ----          ----         ----          ----
RATIOS
SERIES Q (QUALIFIED)

Operating expenses to average accumulation fund balance          1.56%          1.56%         1.58%        1.58%         1.59%
Net investment income to average accumulation fund balance      (0.17%)         0.64%         1.76%        2.20%         1.45%
Portfolio turnover rate                                            61%            98%           80%          89%           66%
Accumulation units outstanding at the end of the period
   (in thousands)                                               5,753          5,839         5,961        6,157         6,385

SERIES N (NON-QUALIFIED)

Operating expenses to average accumulation fund balance          1.74%          1.76%         1.80%        1.80%         1.81%
Net investment income to average accumulation fund balance      (0.42%)         0.21%         0.96%        1.36%         0.88%
Portfolio turnover rate                                            66%           109%           84%          84%           64%
Accumulation units outstanding at the end of the period
   (in thousands)                                                 662            684           735          774           942

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

                               December 31, 1997

1.   ORGANIZATION

     The Paul Revere Variable Annuity Contract Accumulation Fund ("The Fund") is a separate account of The Paul Revere Variable Annuity Insurance Company ("Paul Revere Variable"), and is registered under the Investment Company Act Of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company ("Paul Revere Life") which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by Provident Companies, Inc. ("Provident"). The Fund is the investment vehicle for Paul Revere Variable's tax-deferred group annuity contracts.

2.   ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

     Common and preferred stocks are stated at market values which are based on the last sales prices at December 31, 1997, as reported on national security exchanges or the closing bid prices for unlisted securities as reported by investment dealers. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners' equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

     The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

     Contract owners' equity is comprised of two components. Deferred contracts terminable by owner represents amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3.   INVESTMENT ADVISOR

     Paul Revere Variable acts as investment advisor to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statement of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund.

     Paul Revere Variable also acts as principal underwriter and performs all sales and administrative functions relating to the variable annuity contracts and the Fund. Fees for such services are deducted from the contract purchase payments as shown in the statements of changes in net assets.

4.   INVESTMENT SUB-ADVISOR

     Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. ("MFSI"), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

5.   FEDERAL INCOME TAXES

     The Fund's operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by The Paul Revere Life Insurance Company. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund's assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6.   SECURITY TRANSACTIONS

     The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

                                SERIES Q (QUALIFIED)         SERIES N (NON-QUALIFIED)
                                --------------------         ------------------------
                               PURCHASES        SALES       PURCHASES           SALES
                               ---------        -----       ---------           -----
     December 31, 1997        $26,404,332    $28,331,204    $7,410,011    $7,764,770
     December 31, 1996        $17,913,759    $40,511,084    $4,024,116    $4,120,878

     At December 31, 1997, net unrealized appreciation of investments in Series Q, amounting to $4,121,518, consisted of unrealized gains of $4,669,003 and unrealized losses of $547,485; net unrealized appreciation of investment in Series N, amounting to $1,141,134, consisted of unrealized gains of $1,278,237 and unrealized losses of $137,103.

7.   ACCUMULATION UNITS

     The change in the number of accumulation units outstanding were as follows:

                                                                                      SERIES Q (QUALIFIED)
                                                                                      --------------------
                                                                               1997              1996         1995
                                                                               ----              ----         ----
     Units outstanding at beginning of year                                 2,093,030         5,490,718     5,597,405
     Units credited to contracts:
              Net purchase payments                                             4,552            13,534       114,907
     Units withdrawn from contracts:
              Annuity payments                                                 37,490            39,287        42,202
              Terminations and withdrawals                                    179,873         3,375,395       190,226
                                                                            ---------         ---------     ---------
              Net units withdrawn                                             217,363         3,414,682       232,428
                                                                            ---------         ---------     ---------
     Contract units withdrawn in excess of units credited                    (212,811)       (3,401,148)     (117,521)
     Other additions                                                            7,133             3,460        10,834
                                                                            ---------         ---------     ---------
     Net decrease in units                                                   (205,678)       (3,397,688)     (106,687)
                                                                            ---------         ---------     ---------
     Units outstanding at end of period                                     1,887,352         2,093,030     5,490,718
                                                                            =========         =========     =========

     The change in the number of accumulation units outstanding were as follows:

                                                                                 SERIES N (NON-QUALIFIED)
                                                                                 ------------------------
                                                                        1997               1996             1995
                                                                        ----               ----             ----
     Units outstanding at beginning of year                            565,935           586,396           604,004
     Units credited to contracts:
              Net purchase payments                                        927             1,056             1,152
     Units withdrawn from contracts:
              Annuity payments                                          19,617            21,645            22,386
              Terminations and withdrawals                              24,629             7,179             6,906
                                                                      --------          --------          --------
              Net units withdrawn                                       44,246            28,824            29,292
                                                                      --------          --------          --------
     Contract units withdrawn in excess of units credited              (43,319)          (27,768)          (28,140)
     Other additions                                                    7 ,179             7,307            10,532
                                                                      --------          --------          --------
     Net decrease in units                                             (36,140)          (20,461)          (17,608)
                                                                      --------          --------          --------
     Units outstanding at end of period                                529,795           565,935           586,396
                                                                      ========          ========          ========

     The majority of the terminations and withdrawals from Series Q during 1997 related to withdrawals by participants in the Paul Revere Agency and Home Office Pension Plans which were deposited into an unrelated funding vehicle.

8.   MERGER AGREEMENT

     On March 27, 1997, Provident acquired The Paul Revere Corporation at a price of approximately $1.2 billion.


9.   COMMITMENTS

     On December 8, 1997 Provident signed an Asset Transfer and Acquisition Agreement under which subsidiaries of American General Corporation will reinsure Provident's individual and tax-sheltered annuity business and its two registered separate accounts, Provident National Assurance Company Separate Account B and The Paul Revere Variable Annuity Contract Accumulation Fund, as well as certain group annuity business. The transaction is pending appropriate state approvals and is expected to close in the first quarter of 1998.